SUMMARY OF INTANGIBLE ASSETS (Details) - USD ($)	Nov. 30, 2023	Aug. 31, 2023	Aug. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite- lived intangible assets, gross	$ 83,147,767	$ 83,147,767	$ 83,147,767
Less: Accumulated amortization	(7,968,328)	(6,928,981)	(2,771,592)
Intangible assets, net	75,179,439	76,218,786	80,376,175
Technology 1- Portable Air Cooler [Member]
Finite-Lived Intangible Assets [Line Items]
Finite- lived intangible assets, gross	27,438,763	27,438,763	27,438,763
Technology 2- Condensing Unit [Member]
Finite-Lived Intangible Assets [Line Items]
Finite- lived intangible assets, gross	$ 55,709,004	$ 55,709,004	$ 55,709,004